UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Terry Gallagher

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments
July 31, 2006
(Unaudited)

Common Stocks - 88.58%	Shares	Value

Accident & Health Insurance - 1.05%
Conseco, Inc. (a)	20,000	$ 456,000

Beverages - 2.45%
The Coca-Cola Co.	24,000	1,068,000

Bottled & Canned Soft Drinks & Carbonated Waters - 1.44%
Cadbury Schweppes Plc (b)	16,000	628,160

Cable & Other Pay Television Services - 2.05%
Comcast Corp. - Class A (a)	26,000	893,880

Computer Peripheral Equipment - 1.88%
Symbol Technologies, Inc.	74,000	817,700

Crude Petroleum & Natural Gas - 3.34%
Pioneer Natural Resources Co.	11,000	498,850
Royal Dutch Shell Plc (b)	13,500	955,800
		1,454,650

Drilling Oil & Gas Wells - 1.80%
Diamond Offshore Drilling, Inc.	4,700	370,971
GlobalSantaFe Corp.	7,500	411,975
		782,946

Electronic & Other Electrical Equipment - 2.33%
General Electric Co.	31,000	1,013,390

Electronic Connectors - 2.64%
Tyco International Ltd.	44,000	1,147,960

Fats & Oils - 0.98%
Bunge Limited	7,800	425,724
Finance Lessors - 1.84%
CIT Group, Inc.	17,500	803,425

Food & Kindred Products - 2.28%
Unilever N.V. (b)	42,000	994,560

Grain Mill Products - 1.91%
General Mills, Inc.	16,000	830,400
See accompanying notes which are an integral part of the financial statements

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 88.58% - continued	Shares	Value

Industrial Organic Chemicals - 2.06%
Lubrizol Corp.	21,000	$ 898,170

Insurance Agents, Brokers & Service - 3.97%
Hartford Financial Services Group, Inc.	10,000	848,400
Marsh & McLennan Companies, Inc.	32,500	878,475
		1,726,875

Investment Advice - 1.99%
Federated Investors, Inc. - Class B	28,000	868,280

Laboratory Analytical Instruments - 1.55%
Applera Corporation - Advanced Biosystems Group	21,000	675,150

Miscellaneous Manufacturing Industries - 1.51%
International Game Technology	17,000	657,220

Mortgage Bankers & Loan Correspondents - 1.77%
Countrywide Financial Corp.	21,500	770,345

Motor Vehicles & Passenger Car Bodies - 2.16%
Honda Motor Co., Ltd. (b)	28,500	939,075

National Commercial Banks - 3.21%
KeyCorp	8,000	295,200
TCF Financial Corp.	25,000	672,750
US Bancorp	13,500	432,000
		1,399,950

Newspapers: Publishing or Publishing & Printing - 0.43%
New York Times Co. - Class A	8,500	188,445

Office Machines - 1.85%
Pitney Bowes, Inc.	19,500	805,740

Oil & Gas Field Services - 1.25%
Grant Prideco, Inc. (a)	12,000	546,120

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.91%
PPG Industries, Inc.	13,500	830,790

See accompanying notes which are an integral part of the financial statements
Becker Value Funds
Becker Value Equity Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 88.58% - continued	Shares	Value

Paper Mills - 3.53%
Bowater, Inc.	30,000	$ 608,400
International Paper Co.	27,000	926,910
		1,535,310

Petroleum Refining - 1.97%
Chevron Corp.	13,025	856,784

Pharmaceutical Preparations - 6.85%
Abbott Laboratories	20,300	969,731
Eli Lilly & Co.	16,000	908,320
Pfizer, Inc.	42,500	1,104,575
		2,982,626
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 2.28%
Eastman Chemical Co.	20,000	992,600

Refuse Systems - 1.66%
Waste Management, Inc.	21,000	721,980

Retail - Eating Places - 0.63%
OSI Restaurant Partners, Inc.	9,500	274,455

Retail - Grocery Stores - 2.00%
Kroger Co.	38,000	871,340

Retail - Variety Stores - 0.40%
Costco Wholesale Corp.	3,300	174,108

Retail - Women's Clothing Stores - 1.85%
Limited Brands, Inc.	32,000	805,120

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.81%
Raytheon Co.	17,500	788,725

Services - Advertising Agencies - 1.25%
Interpublic Group of Companies, Inc. (a)	66,500	544,635

Services - Business Services - 1.98%
Manpower, Inc.	14,500	862,460

See accompanying notes which are an integral part of the financial statements

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 88.58% - continued	Shares	Value

Services - Prepackaged Software - 4.26%
Microsoft Corp.	50,000	$ 1,201,500
Synopsys, Inc. (a)	36,500	653,350
		1,854,850

Surety Insurance - 1.49%
MBIA, Inc.	11,000	646,910

Surgical & Medical Instruments & Apparatus - 3.43%
Becton Dickinson & Co.	14,000	922,880
Boston Scientific Corp. (a)	33,500	569,835
		1,492,715

Telephone & Telegraph Apparatus - 2.79%
Adtran, Inc.	25,000	546,750
Avaya, Inc. (a)	72,000	666,720
		1,213,470

Telephone Communications (No Radiotelephone) - 0.75%
Sprint Nextel Corp.	16,477	326,245

TOTAL COMMON STOCKS (Cost $35,733,165)		38,567,288

Money Market Securities - 11.37%
Huntington U.S. Treasury Money Market Fund, 4.07% (c)	4,948,583	4,948,583

TOTAL MONEY MARKET SECURITIES (Cost $4,948,583)		4,948,583

TOTAL INVESTMENTS (Cost $40,681,748) - 99.95%		$ 43,515,871

Other assets less liabilities - 0.05%		23,855

TOTAL NET ASSETS - 100.00%		$ 43,539,726

See accompanying notes which are an integral part of the financial statements

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at July 31, 2006.

Tax Related
Unrealized appreciation	$ 4,404,126
Unrealized depreciation	(1,570,003)
Net unrealized appreciation	$ 2,834,123

Aggregate cost of securities for income tax purposes	$ 40,681,748

See accompanying notes which are an integral part of the financial statements

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments
July 31, 2006
(Unaudited)

Common Stocks - 97.04%	Shares	Value

Air Transportation, Scheduled - 0.94%
SkyWest, Inc.	1,300	$ 31,525

Asphalt Paving & Roofing Materials - 1.71%
ElkCorp	2,300	57,362

Ball & Roller Bearings - 1.73%
Kaydon Corp.	1,600	58,000

Communication Services - 1.76%
InPhonic, Inc. (a)	9,000	59,040

Computer Storage Devices - 2.10%
Dot Hill Systems Corp. (a)	22,200	70,374

Crude Petroleum & Natural Gas - 0.96%
Comstock Resources, Inc. (a)	1,100	32,362

Deep Sea Foreign Transportation of Freight - 2.16%
DryShips, Inc.	6,600	72,402

Electric Housewares & Fans - 1.71%
Helen of Troy Corp. (a)	3,200	57,376

Electric Services - 3.27%
Aquila, Inc. (a)	13,800	61,272
IdaCorp, Inc.	1,300	48,464
		109,736
Electrical Industrial Apparatus - 2.13%
Graftech International Ltd. (a)	13,300	71,421

Electronic Components & Accessories - 1.20%
Silicon Image, Inc. (a)	3,800	40,204

Fire, Marine & Casualty Insurance - 4.54%
Affirmative Insurance Holdings, Inc.	3,200	50,208
James River Group, Inc. (a)	2,600	71,344
North Pointe Holdings Corp. (a)	4,200	30,618
		152,170

Hospitals & Medical Service Plans - 1.70%
Centene Corp. (a)	3,500	56,875
See accompanying notes which are an integral part of the financial statements

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 97.04% - continued	Shares	Value

Household Furniture - 0.96%
Furniture Brands International, Inc.	1,600	$ 32,096

Industrial Organic Chemicals - 1.66%
Minerals Technologies, Inc.	1,100	55,682

Life Insurance - 4.01%
American Equity Investment Life Holding Co.	6,300	68,607
KMG America Corp. (a)	7,900	65,965
		134,572

Miscellaneous Chemical Products - 1.78%
Hercules, Inc. (a)	4,300	59,770

Miscellaneous Manufacturing Industries - 1.03%
WMS Industries, Inc. (a)	1,300	34,489

Mortgage Bankers & Loan Correspondents - 2.11%
Ocwen Financial Corp. (a)	5,100	70,788

National Commercial Banks - 3.44%
Citizens Banking Corp.	2,400	60,936
Midwest Banc Holdings, Inc.	2,500	54,525
		115,461

Natural Gas Distribution - 2.31%
Southern Union Co.	2,860	77,620

Oil & Gas Field Machinery & Equipment - 1.97%
Newpark Resources, Inc. (a)	10,800	66,204
Paper Mills - 1.57%
Bowater, Inc.	2,600	52,728

Patent Owners & Lessors - 1.79%
Marvel Entertainment, Inc. (a)	3,400	60,112

Pharmaceutical Preparations - 1.46%
Perrigo Co.	3,100	49,104
See accompanying notes which are an integral part of the financial statements

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 97.04% - continued	Shares	Value

Real Estate Investment Trusts - 6.67%
Ashford Hospitality Trust, Inc.	2,900	$ 34,075
ECC Capital Corp.	29,300	33,695
Healthcare Realty Trust, Inc.	1,200	39,708
NorthStar Realty Finance Corp.	4,100	49,446
Redwood Trust, Inc.	1,400	66,612
		223,536

Retail - Eating Places - 1.41%
Steak & Shake Co. (a)	3,200	47,296

Retail - Miscellaneous Shopping Goods Stores - 1.97%
Big 5 Sporting Goods Corp.	3,400	66,062

Retail - Radio, TV & Consumer Electronic Stores - 1.78%
Guitar Center, Inc. (a)	1,400	59,528

Retail - Variety Stores - 3.14%
Fred's, Inc.	4,200	50,358
Tuesday Morning Corp.	3,800	54,948
		105,306

Semiconductors & Related Devices - 3.03%
Lattice Semiconductor Corp. (a)	17,200	101,480

Services - Business Services - 2.19%
Premiere Global Services, Inc. (a)	10,000	73,300

Services - Computer Integrated Systems Design - 3.52%
Mentor Graphics Corp. (a)	4,200	57,876
Reynolds & Reynolds Co. - Class A	1,700	60,163
		118,039

Services - Computer Processing & Data Preparation - 0.64%
MedQuist, Inc. (a)	1,900	21,375

Services - Computer Programming Services - 2.02%
EPIQ Systems, Inc. (a)	4,200	67,620

Services - Home Health Care Services - 4.49%
Amedisys, Inc. (a)	2,200	84,018
Matria Healthcare, Inc. (a)	2,700	66,609
See accompanying notes which are an integral part of the financial statements		150,627

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 97.04% - continued	Shares	Value

Services - Hospitals - 2.23%
RehabCare Group, Inc. (a)	4,000	$ 74,880

Services - Prepackaged Software - 3.39%
Openwave Systems, Inc. (a)	8,200	54,038
Stellent, Inc.	6,350	59,690
		113,728

Special Industry Machinery - 1.72%
Ultratech, Inc. (a)	3,800	57,532

State Commercial Banks - 1.05%
Sterling Bancshares, Inc.	1,800	35,262

Steel Pipe & Tube - 2.13%
Worthington Industries, Inc.	3,500	71,470

Telephone & Telegraph Apparatus - 4.70%
Adtran, Inc.	1,500	32,805
Intervoice, Inc. (a)	12,300	77,736
Westell Technologies, Inc. - Class A (a)	20,600	46,968
		157,509

Wholesale - Miscellaneous Durable Goods - 0.96%
RC2 Corp. (a)	950	32,177

TOTAL COMMON STOCKS (Cost $3,455,552)		3,254,200

Money Market Securities - 4.28%
Huntington U.S. Treasury Money Market Fund, 4.07% (b)	143,467	143,467

TOTAL MONEY MARKET SECURITIES (Cost $143,467)		143,467

TOTAL INVESTMENTS (Cost $3,599,019) - 101.32%		$ 3,397,667

Liabilities in excess of other assets - (1.32)%		(44,329)

TOTAL NET ASSETS - 100.00%		$ 3,353,338

See accompanying notes which are an integral part of the financial statements

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

(a) Non-income producing.
(b) Variable Rate Security; the money market rate shown represents the rate at July 31, 2006.

Tax Related
Unrealized appreciation	$ 209,552
Unrealized depreciation	(410,904)
Net unrealized depreciation	$ (201,352)

Aggregate cost of securities for income tax purposes	$ 3,599,019
See accompanying notes which are an integral part of the financial statements

Becker Value Funds

Related Notes to the Schedule of Investments

July 31, 2006

(Unaudited)

Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on   the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers);or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes - There is no provision for federal income tax. The Funds intend to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security Transactions and Related Income - The Funds follow industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Dreman Contrarian Large Cap Value Fund
Schedule of Investments
July 31, 2006
(Unaudited)

Common Stocks - 97.67%	Shares	Value

Air Courier Services - 0.40%
FedEx Corp.	300	$ 31,413

Cigarettes - 1.86%
Reynolds American, Inc.	1,155	146,431

Crude Petroleum & Natural Gas - 9.26%
Anadarko Petroleum Corp.	2,600	118,924
Apache Corp.	2,300	162,081
Devon Energy Corp.	4,100	265,024
Encana Corp.	1,100	59,466
Kerr-McGee Corp.	60	4,212
Occidental Petroleum Corp.	1,100	118,525
		728,232

Electric Services - 1.14%
TXU Corp.	1,400	89,922

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.87%
General Electric Co.	4,500	147,105

Electronic Connectors - 1.59%
Tyco International Ltd.	4,800	125,232

Federal & Federally - Sponsored Credit Agencies - 8.60%
Federal National Mortgage Association (Fannie Mae)	7,000	335,370
Federal Home Loan Mortgage Corp. (Freddie Mac)	5,900	341,374
		676,744

Fire, Marine & Casualty Insurance - 2.43%
American International Group, Inc.	3,150	191,111

Food and Kindred Products - 8.95%
Altria Group, Inc.	8,800	703,736

Hospital & Medical Service Plans - 3.53%
Aetna, Inc.	3,200	100,768
UnitedHealth Group, Inc.	3,700	176,971
		277,739

Industrial Inorganic Chemicals - 0.00%
Tronox, Inc. - Class A (a)	6	79

See accompanying notes which are an integral part of the financial statements.

Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 97.67% - continued	Shares	Value

Motor Vehicle & Passenger Car Bodies - 1.03%
Paccar, Inc.	1,000	$ 80,750

National Commercial Banks - 9.06%
Bank of America Corp.	4,742	244,355
Citigroup, Inc.	1,500	72,465
KeyCorp	2,100	77,490
PNC Financial Services Group, Inc.	1,000	70,840
US Bancorp	2,200	70,400
Wachovia Corp.	3,300	176,979
		712,529

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.56%
Zimmer Holdings, Inc. (b)	700	44,268

Petroleum Refining - 10.27%
ConocoPhillips	7,741	531,342
Chevron Corp.	4,200	276,276
		807,618

Pharmaceutical Preparations - 8.15%
Bristol-Myers Squibb Co.	2,660	63,760
Johnson & Johnson	300	18,765
Merck & Co., Inc.	4,075	164,100
Pfizer, Inc.	9,220	239,628
Wyeth	3,200	155,104
		641,357

Retail - Department Stores - 1.25%
Federated Department Stores, Inc.	2,800	98,308

Retail - Lumber & Other Building Materials - 1.72%
Home Depot, Inc.	3,900	135,369

Retail - Miscellaneous Shopping Goods Store - 2.32%
Borders Group, Inc.	5,500	104,555
Staples, Inc.	3,600	77,832
		182,387

Savings Institution, Federally Chartered - 6.13%
Sovereign Bancorp, Inc.	5,380	111,043
Washington Mutual, Inc.	8,300	371,010
		482,053

See accompanying notes which are an integral part of the financial statements.

Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 97.67% - continued	Shares	Value

Services - Computer Programming, Data Processing, Etc. - 1.12%
Electronic Data Systems Corp.	3,700	$ 88,430

Services - General Medical & Surgical Hospitals - 1.56%
HCA, Inc.	2,500	122,900

Services - Medical Laboratories - 3.65%
Laboratory Corp of America Holdings (b)	2,310	148,810
Quest Diagnostics, Inc.	2,300	138,276
		287,086

Services - Prepackaged Software - 0.43%
Microsoft Corp.	1,400	33,642

Surgical & Medical Instruments & Apparatus - 3.19%
3M Co.	3,200	225,280
Becton Dickinson & Co	390	25,709
		250,989

Tobacco Products - 6.00%
British American Tobacco Plc (c)	1,200	64,572
Imperial Tobacco Group Plc (c)	900	58,725
UST, Inc.	6,900	348,795
		472,092
Wholesale - Farm Product Raw Materials - 0.94%
Universal Corp.	2,100	74,172

Wholesale - Professional & Commercial Equipment & Supplies - 0.66%
Fisher Scientific International, Inc. (b)	700	51,877

TOTAL COMMON STOCKS (Cost $6,388,160)		7,683,571

Money Market Securities - 2.88%
Huntington Money Market Fund, 4.44% (d)	226,839	226,839

TOTAL MONEY MARKET SECURITIES (Cost $226,839)		226,839

TOTAL INVESTMENTS (Cost $6,614,999) - 100.55%		$ 7,910,410

Liabilities in excess of other assets - (0.55)%		(43,274)

TOTAL NET ASSETS - 100.00%		$ 7,867,136

See accompanying notes which are an integral part of the financial statements.

Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

(a) Shares received from spinoff of Kerr-McGee Corp.
(b) Non-income producing.
(c) American Depositary Receipt
(d) Variable rate security; the money market rate shown represents the rate at July 31, 2006.

Tax Related
Unrealized appreciation	$ 1,524,412
Unrealized depreciation	(229,001)
Net unrealized appreciation	$ 1,295,411

Aggregate cost of securities for income tax purposes	$ 6,614,999

See accompanying notes which are an integral part of the financial statements.

Dreman Contrarian Mid Cap Value Fund
Schedule of Investments
July 31, 2006
(Unaudited)

Common Stocks - 100.25% - continued	Shares	Value

Agricultural Chemicals - 1.37%
Agrium, Inc.	300	$ 7,272
Scotts Miracle-Gro Co. - Class A	300	11,769
		19,041

Apparel & Other Finished Products of Fabrics & Similar Materials - 0.36%
Columbia Sportswear Co. (a)	100	4,972

Beverages - 0.79%
Constellation Brands, Inc. - Class A (a)	450	11,007

Biological Products, (No Diagnostic Substances) - 0.95%
Charles River Laboratories International, Inc. (a)	200	7,100
Invitrogen Corp. (a)	100	6,179
		13,279

Calculating & Accounting Machines (No Electronic Computers) - 0.87%
Diebold, Inc.	300	12,120

Carpets & Rugs - 0.49%
Mohawk Industries, Inc. (a)	100	6,902

Cigarettes - 1.82%
Reynolds American, Inc.	200	25,356

Cogeneration Services & Small Power Producers - 0.71%
AES Corp. (a)	500	9,930

Construction - Special Trade Contractors - 0.70%
Chicago Bridge & Iron Co. (b)	400	9,704

Crude Petroleum & Natural Gas - 8.51%
Anadarko Petroleum Corp.	350	16,009
Apache Corp.	250	17,617
Chesapeake Energy Corp.	950	31,255
Noble Energy, Inc.	200	10,122
Occidental Petroleum Corp.	250	26,938
Pogo Producing Co.	250	11,068
Range Resources Corp.	200	5,622
		118,631
See accompanying notes which are an integral part of the financial statements.

Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 100.25% - continued	Shares	Value

Drawing & Insulating of Nonferrous Wire - 0.51%
General Cable Corp. (a)	200	$ 7,140

Electric & Other Services Combined - 0.30%
PG&E Corp	100	4,168

Electric Lighting & Wiring Equipment - 0.93%
Cooper Industries Ltd. - Class A	150	12,924

Electric Services - 1.82%
Mirant Corp. (a)	600	15,942
Progress Energy, Inc.	100	4,355
PPL Corp.	150	5,103
		25,400
Fats & Oils - 1.26%
Archer-Daniels-Midland Co.	400	17,600

Finance Lessors - 1.65%
CIT Group, Inc.	500	22,955

Fire, Marine & Casualty Insurance - 5.60%
Arch Capital Group Ltd. (a)	250	15,215
Cincinnati Financial Corp.	423	19,949
Loews Corp.	500	28,690
Ohio Casualty Corp.	550	14,256
		78,110

Guided Missiles & Space Vehicles & Parts - 1.44%
Alliant Techsystems, Inc. (a)	250	20,035

Industrial Organic Chemicals - 0.64%
Lyondell Chemical Co.	400	8,908
Investment Advice - 2.72%
Eaton Vance Corp	550	13,618
Federated Investors, Inc. - Class B	250	7,752
Nuveen Investments, Inc. - Class A	350	16,622
		37,992
See accompanying notes which are an integral part of the financial statements.

Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 100.25% - continued	Shares	Value

Laboratory Analytical Instruments - 2.85%
Beckman Coulter, Inc.	300	$ 17,175
Mettler-Toledo International, Inc. (a)	250	15,382
PerkinElmer, Inc.	400	7,212
		39,769

Meat Packing Plants - 1.26%
Hormel Foods Corp.	200	7,546
Smithfield Foods, Inc. (a)	350	9,958
		17,504

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 1.00%
Companhia Vale Do Rio Doce (b)	600	13,920

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.80%
CAE, Inc.	1,450	11,150

Miscellaneous Fabricated Metal Products - 0.78%
Parker Hannifin Corp.	150	10,836

Miscellaneous Furniture & Fixtures - 0.96%
Kinetic Concepts, Inc. (a)	300	13,368

Miscellaneous Industrial & Commercial Machinery & Equipment - 0.46%
Eaton Corp	100	6,410

Motor Vehicles & Passenger Car Bodies - 0.87%
Paccar, Inc.	150	12,113

Motors & Generators - 1.22%
Ametek, Inc.	400	16,968

National Commercial Banks - 5.41%
Bank of America Corp.	550	28,341
First Horizon National Corp.	150	6,285
KeyCorp	150	5,535
Marshall & Ilsley Corp.	350	16,439
Wachovia Corp.	350	18,771
		75,371
Natural Gas Distribution - 1.70%
Southern Union Co.	875	23,748

See accompanying notes which are an integral part of the financial statements.

Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 100.25% - continued	Shares	Value

Oil & Gas Field Machinery & Equipment - 0.81%
Oil States International, Inc. (a)	350	$ 11,256

Ophthalmic Goods - 1.96%
Bausch & Lomb, Inc.	250	11,825
The Cooper Companies, Inc.	350	15,470
		27,295

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.42%
Biomet, Inc.	450	14,823
Zimmer Holdings, Inc. (a)	300	18,972
		33,795

Petroleum Refining - 7.01%
ConocoPhillips	450	30,888
Hess Corp.	150	7,935
Murphy Oil Corp.	250	12,865
Sunoco, Inc.	200	13,908
Tesoro Corp.	250	18,700
Valero Energy Corp.	200	13,486
		97,782

Photographic Equipment & Supplies - 0.88%
Avid Technology, Inc. (a)	350	12,334

Pumps & Pumping Equipment - 1.09%
ITT Corp.	300	15,165

Radio & Tv Broadcasting & Communications Equipment - 1.32%
L-3 Communications Holdings, Inc.	250	18,412

Real Estate - 0.46%
Newcastle Investment Corp.	250	6,423

Real Estate Investment Trusts - 5.06%
Annaly Capital Management, Inc.	350	4,483
KKR Financial Corp.	650	15,054
Novastar Financial, Inc.	700	24,227
Ventas, Inc.	750	26,798
		70,562

Retail - Auto & Home Supply Stores - 0.09%
AutoZone, Inc. (a)	15	1,318
See accompanying notes which are an integral part of the financial statements.

Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 100.25% - continued	Shares	Value

Retail - Building Materials, Hardware, Garden Supply - 2.18%
The Sherwin-Williams Co.	600	$ 30,360

Retail - Drug Stores and Proprietary Stores - 4.54%
Caremark Rx, Inc.	750	39,600
Medco Health Solutions, Inc. (a)	400	23,732
		63,332

Retail - Family Clothing Stores - 1.40%
TJX Companies, Inc.	800	19,496

Retail - Retail Stores - 0.91%
Petco Animal Supplies, Inc. (a)	450	12,632

Savings Institution, Federally Chartered - 0.85%
Sovereign Bancorp, Inc.	577	11,909

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.18%
T. Rowe Price Group, Inc.	400	16,524

Security Brokers, Dealers & Flotation Companies - 2.93%
Bear Stearns Companies, Inc.	200	28,374
Legg Mason, Inc.	150	12,520
		40,894

Services - Business Services - 1.21%
DST Systems, Inc. (a)	300	16,893

Services - Computer Integrated Systems Design - 0.75%
Convergys Corp. (a)	550	10,494

Services - General Medical & Surgical Hospitals - 1.94%
LifePoint Hospitals, Inc. (a)	400	13,476
Triad Hospitals, Inc. (a)	350	13,640
		27,116

Services - Medical Laboratories - 1.08%
Quest Diagnostics, Inc.	250	15,030

Services - Prepackaged Software - 1.00%
Symantec Corp. (a)	800	13,896

See accompanying notes which are an integral part of the financial statements.

Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 100.25% - continued	Shares	Value

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.79%
Church & Dwight Co., Inc.	300	$ 10,950

State Commercial Banks - 0.94%
Hancock Holding Co.	150	7,740
R&G Financial Corp. - Class B	650	5,395
		13,135

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.17%
Oregon Steel Mills, Inc. (a)	50	2,312

Surety Insurance - 1.05%
Ambac Financial Group, Inc.	100	8,311
The PMI Group, Inc.	150	6,369
		14,680

Tobacco Products - 0.72%
UST, Inc.	200	10,110

Watches, Clocks, Clockwork Operated Devices/Parts - 0.13%
Fossil, Inc. (a)	100	1,816

Water Transportation - 0.24%
Royal Caribbean Cruises Ltd.	100	3,390

Wholesale - Chemicals & Allied Products - 1.94%
Ashland, Inc.	250	16,627
Sigma-Aldrich Corp.	150	10,425
		27,052

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 0.59%
Anixter International, Inc.	150	8,269

Wholesale - Professional & Commercial Equipment & Supplies - 1.86%
Fisher Scientific International, Inc. (a)	350	25,938

TOTAL COMMON STOCKS (Cost $1,270,279)		1,397,901

Escrow Rights - 0.00%
Southern Energy Escrow Rights (c)	15,000	-

TOTAL ESCROW RIGHTS (Cost $0)		-
See accompanying notes which are an integral part of the financial statements.

Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

	Shares	Value

Money Market Securities - 0.74%
Huntington Money Market Fund, 4.44% (d)	10,263	$ 10,263

TOTAL MONEY MARKET SECURITIES (Cost $10,263)		10,263

TOTAL INVESTMENTS (Cost $1,280,542) - 100.99%		$ 1,408,164

Liabilities in excess of other assets - (0.99)%		(13,824)

TOTAL NET ASSETS - 100.00%		$ 1,394,340

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Escrow rights issued in conjunction with bond reorganization. There is no market for the rights.
(d) Variable rate security; the money market rate shown represents the rate at July 31, 2006.

Tax Related
Unrealized appreciation	$ 154,601
Unrealized depreciation	(26,979)
Net unrealized appreciation	$ 127,622

Aggregate cost of securities for income tax purposes	$ 1,280,542

See accompanying notes which are an integral part of the financial statements.

Dreman Contrarian Small Cap Value Fund
Schedule of Investments
July 31, 2006
(Unaudited)

Common Stocks - 89.34%	Shares	Value

Agricultural Chemicals - 1.59%
Agrium, Inc.	4,200	$ 101,808

Agricultural Production - Crops - 0.53%
Chiquita Brands International, Inc.	2,500	33,600

Air Courier Services - 0.89%
ABX Air, Inc. (a)	10,600	57,134

Biological Products, (No Diagnostic Substances) - 0.67%
Charles River Laboratories International (a)	1,200	42,600

Computer Communications Equipment - 1.28%
Black Box Corp.	2,000	82,220

Construction - Special Trade Contractors - 0.68%
Chicago Bridge & Iron Co. (b)	1,800	43,668

Crude Petroleum & Natural Gas - 2.81%
McMoran Exploration Co. (a)	2,600	48,750
Parallel Petroleum Corp. (a)	2,400	59,904
Petrohawk Energy Corp. (a)	6,100	71,492
		180,146

Drawing & Insulating of Nonferrous Wire - 2.06%
General Cable Corp. (a)	3,700	132,090

Drilling Oil & Gas Wells - 1.17%
Atwood Oceanics, Inc. (a)	1,600	75,088

Electric Services - 1.44%
Dynegy, Inc. - Class A (a)	16,400	92,332
Electrical Work - 1.92%
EMCOR Group, Inc. (a)	1,100	56,672
Pike Electric Corp. (a)	3,700	66,637
		123,309

Farm Machinery & Equipment - 1.11%
Agco Corp. (a)	3,100	71,176

See accompanying notes which are an integral part of the financial statements.

Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 89.34% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 5.14%
Arch Capital Group Ltd. (a)	1,400	$ 85,204
Endurance Specialty Holdings Ltd.	1,800	54,648
Odyssey Re Holdings Corp.	3,600	96,840
Platinum Underwriters Holdings Ltd.	1,400	39,606
Safety Insurance Group, Inc.	1,000	53,060
		329,358

Grain Mill Products - 0.20%
Ralcorp Holdings, Inc. (a)	300	12,504

Heavy Construction Other Than Building Construction - Contractors - 1.67%
Foster Wheeler Ltd. (a)	2,800	106,792

Hospital & Medical Service Plans - 1.48%
HealthSpring, Inc. (a)	5,100	94,911

Industrial Trucks, Tractors, Trailors & Stackers - 0.98%
Terex Corp. (a)	1,400	62,776

Investment Advice - 2.43%
Apollo Investment Corp.	2,500	48,200
MCG Capital Corp.	4,700	76,563
NGP Capital Resources Co.	2,300	31,096
		155,859
Laboratory Analytical Instruments - 1.09%
Beckman Coulter, Inc.	400	22,900
PerkinElmer, Inc.	2,600	46,878
		69,778

Miscellaneous Fabricated Metal Products - 1.64%
Shaw Group, Inc. (a)	3,100	64,139
Watts Water Technologies, Inc.	1,400	40,782
		104,921

Miscellaneous Furniture & Fixtures - 0.97%
Kinetic Concepts, Inc. (a)	1,400	62,384

Miscellaneous Industrial & Commercial Machinery & Equipment - 0.73%
Curtiss Wright Corp.	1,600	46,496

See accompanying notes which are an integral part of the financial statements.

Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 89.34% - continued	Shares	Value

Miscellaneous Metal Ores - 1.00%
Cameco Corp.	1,600	$ 63,840

Motors & Generators - 0.68%
Regal-Beloit Corp.	1,100	43,725

Natural Gas Distribution - 1.86%
Southern Union Co.	4,400	119,416

Oil & Gas Field Machinery & Equipment - 0.90%
Oil States International, Inc. (a)	1,800	57,888

Oil & Gas Field Services - 3.23%
Helix Energy Solutions Group, Inc. (a)	2,900	113,071
Superior Energy Services, Inc. (a)	1,400	47,950
Willbros Group, Inc. (a)	2,700	46,170
		207,191

Operators of Apartment Buildings - 0.35%
GMH Communities Trust	1,800	22,572

Ophthalmic Goods - 1.45%
The Cooper Companies, Inc.	2,100	92,820

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.48%
American Medical Systems Holdings, Inc. (a)	1,700	31,025

Pharmaceutical Preparations - 0.57%
Par Pharmaceutical Companies, Inc. (a)	2,400	36,576

Primary Production of Aluminum - 0.58%
Century Aluminum Co. (a)	1,200	37,044

Radio & Tv Broadcasting & Communications Equipment - 2.34%
CommScope, Inc. (a)	4,800	149,904

Real Estate - 1.40%
Newcastle Investment Corp.	3,500	89,915

See accompanying notes which are an integral part of the financial statements.

Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 89.34% - continued	Shares	Value

Real Estate Investment Trusts - 8.54%
Annaly Capital Management, Inc.	3,200	$ 40,992
Fieldstone Investment Corp.	7,000	63,350
JER Investors Trust, Inc.	5,000	77,500
KKR Financial Corp.	4,400	101,904
MFA Mortgage Investments, Inc.	6,500	44,590
MortgageIT Holdings, Inc.	6,200	90,582
NovaStar Financial, Inc.	3,700	128,057
		546,975

Refuse Systems - 1.09%
WCA Waste Corp. (a)	9,900	69,894

Retail - Family Clothing Stores - 0.70%
Stein Mart, Inc.	3,500	45,115

Rolling Drawing & Extruding of Nonferrous Metals - 1.65%
RTI International Metals, Inc. (a)	2,300	105,984

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.23%
DRS Technologies, Inc.	1,700	78,693

Secondary Smelting & Refining of Nonferrous Metals - 0.90%
Aleris International, Inc. (a)	1,400	57,316

Semiconductors & Related Devices - 1.74%
Aeroflex, Inc. (a)	6,800	68,952
Cypress Semiconductor Corp. (a)	2,800	42,532
		111,484

Services - Business Services - 2.08%
HMS Holdings Corp. (a)	11,900	133,518

Services - Commercial Physical & Biological Research - 0.46%

SFBC International, Inc. (a)	1,800	29,178

Services - Computer Programming, Data Processing, Etc. - 0.58%
United Online, Inc.	3,400	37,094

Services - Educational Services - 1.06%
Nobel Learning Communities, Inc.	6,800	68,068

See accompanying notes which are an integral part of the financial statements.

Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 89.34% - continued	Shares	Value

Services - Engineering Services - 1.35%
Washington Group International, Inc. (a)	1,600	$ 86,400

Services - Equipment Rental & Leasing - 0.65%
Mitcham Industries, Inc. (a)	3,100	41,385

Services - General Medical & Surgical Hospitals - 0.92%
LifePoint Hospitals, Inc. (a)	1,745	58,789

Services - Home Health Care Services - 0.88%
Option Care, Inc.	5,000	56,550

Services - Hospitals - 0.93%
Pediatrix Medical Group, Inc. (a)	1,400	59,360

Services - Miscellaneous Amusement & Recreation - 2.56%
Century Casinos, Inc. (a)	6,600	73,260
Lakes Entertainment, Inc. (a)	4,650	41,013
Penn National Gaming, Inc. (a)	1,500	49,605
		163,878

Services - Prepackaged Software - 3.04%
Applix, Inc. (a)	6,200	48,236
Corillian Corp. (a)	29,600	83,768
Lawson Software, Inc. (a)	9,400	62,980
		194,984

Services - Specialty Outpatient Facilities - 0.52%
Hanger Orthopedic Group, Inc. (a)	4,600	33,396

State Commercial Banks - 1.74%
Beverly Hills Bancorp, Inc.	6,200	56,234
UCBH Holdings, Inc.	3,300	55,044
		111,278

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 0.16%
Novamerican Steel, Inc. (a)	300	10,407

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.16%
Oregon Steel Mills, Inc. (a)	1,600	73,984

See accompanying notes which are an integral part of the financial statements.

Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 89.34% - continued	Shares	Value

Telephone Communications (No Radiotelephone) - 0.84%
Windstream Corp.	4,300	$ 53,879

Trucking (No Local) - 0.56%
Old Dominion Freight Line, Inc. (a)	1,100	35,838

Water, Sewer, Pipeline, Communication & Power Line Construction - 1.28%
Insituform Technologies, Inc. - Class A (a)	3,800	81,890

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 1.89%
Anixter International, Inc.	2,200	121,286

Wholesale - Groceries & Related Products - 0.87%
Nash Finch Co.	2,500	55,925

Wholesale - Metals & Minerals (No Petroleum) - 1.79%
Northern Orion Resources, Inc. (a)	11,100	55,278
Uranium Resources, Inc. (a)	12,100	59,290
		114,568

Wholesale - Miscellaneous Durable Goods - 0.85%
Schnitzer Steel Industries, Inc. - Class A	1,600	54,240

TOTAL COMMON STOCKS (Cost $5,508,197)		5,724,222

Business Development Company - 0.76%
Prospect Energy Corp.	3,000	48,630

TOTAL BUSINESS DEVELOPMENT COMPANY (Cost $38,857)		48,630

Closed-End Mutual Funds - 1.03%
Tortoise Energy Capital Corp.	2,200	50,688
Tortoise Energy Infrastructure Corp.	504	15,357

TOTAL CLOSED-END MUTUAL FUNDS (Cost $67,500)		66,045

Money Market Securities - 7.96%
Huntington Money Market Fund, 4.44% (c)	510,281	510,281

TOTAL MONEY MARKET SECURITIES (Cost $510,281)		510,281

See accompanying notes which are an integral part of the financial statements.

Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

TOTAL INVESTMENTS (Cost $6,124,835) - 99.09%		$ 6,349,178

Other assets less liabilities - 0.91%		58,401

TOTAL NET ASSETS - 100.00%		$ 6,407,579

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at July 31, 2006.

Tax Related
Unrealized appreciation	$ 564,676
Unrealized depreciation	(340,333)
Net unrealized appreciation	$ 224,343

Aggregate cost of securities for income tax purposes	$ 6,124,835

See accompanying notes which are an integral part of the financial statements.

Dreman Funds

Related Notes to the Schedule of Investments

July 31, 2006

(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of suchsecurities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers);or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes - There is no provision for federal income tax. The Funds intend to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986,as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

GLOBALT Growth Fund
Schedule of Investments
July 31, 2006
(Unaudited)

Common Stocks - 97.90%	Shares	Value

Aircraft Engines & Engine Parts - 2.61%
United Technologies Corp.	2,600	$ 161,694

Arrangement of Transportation of Freight & Cargo - 1.62%
C.H. Robinson WorldWide, Inc.	2,200	100,716

Beverages - 2.66%
Pepsico, Inc.	2,600	164,788

Biological Products, (No Diagnostic Substances) - 1.98%
Genzyme Corp. (a)	1,800	122,904

Bituminous Coal & Lignite Surface Mining - 1.59%
Consol Energy, Inc.	2,400	98,784

Cogeneration Services & Small Power Producers - 2.18%
AES Corp. (a)	6,800	135,048

Computer & Office Equipment - 3.09%
Hewlett Packard Co.	3,100	98,921
International Business Machines Corp.	1,200	92,892
		191,813

Computer Storage Devices - 1.80%
Seagate Technology (a)	4,800	111,360

Construction Machinery & Equipment - 1.49%
Caterpillar, Inc.	1,300	92,131

Drawing & Insulating of Nonferrous Wire - 1.14%
Corning, Inc. (a)	3,700	70,559

Electromedical & Electrotherapeutic Apparatus - 1.37%
St. Jude Medical, Inc. (a)	2,300	84,870

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.16%
General Electric Co.	6,000	196,140

Farm Machinery & Equipment - 2.57%
Deere & Co.	2,200	159,654

See accompanying notes which are an integral part of the financial statements.

GLOBALT Growth Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 97.90% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 3.13%
American International Group, Inc.	1,800	$ 109,206
Allstate Corp.	1,500	85,230
		194,436

Gold and Silver Ores 1.32%
Newmont Mining Corp.	1,600	81,968

Grain Mill Products - 1.01%
Kellogg Co.	1,300	62,621

Hospital & Medical Service Plans - 1.46%
UnitedHealth Group, Inc.	1,900	90,877

Hotels & Motels - 1.36%
Marriott International, Inc.	2,400	84,432

Industrial Inorganic Chemicals - 2.16%
Air Products & Chemicals, Inc.	2,100	134,253

Measuring & Controlling Devices - 1.20%
Rockwell Automation, Inc.	1,200	74,376

Miscellaneous Business Credit Institution - 0.10%
PHH Corp. (a)	240	6,002

Miscellaneous Chemical Products - 1.58%
Smith International, Inc.	2,200	98,054

National Commerical Banks - 6.74%
Citigroup, Inc.	4,000	193,240
Wachovia Corp.	4,200	225,246
		418,486

Paper Mills - 0.03%
Neenah Paper, Inc.	60	1,767

Pharmaceutical Preparations - 5.62%
Genentech, Inc. (a)	1,800	145,476
Merck & Co., Inc.	1,800	72,486
Wyeth	2,700	130,869
		348,831
See accompanying notes which are an integral part of the financial statements.

GLOBALT Growth Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 97.90% - continued	Shares	Value

Radio & TV Broadcasting & Communications Equipment - 1.25%
Qualcomm, Inc.	2,200	$ 77,572

Retail - Drug Stores and Proprietary Stores - 1.91%
Medco Health Solutions, Inc. (a)	2,000	118,660

Retail - Family Clothing Stores - 1.11%
Urban Outfitters, Inc. (a)	4,700	68,573

Retail - Miscellaneous Shopping Goods Stores - 1.39%
Staples, Inc.	4,000	86,480

Retail - Radio, TV & Consumer Electronic Stores - 2.65%
Circuit City Stores, Inc.	6,700	164,150

Rubber & Plastics Footwear - 1.15%
Nike, Inc. - Class B	900	71,100

Security Brokers, Dealers & Flotation Companies - 1.64%
Merrill Lynch & Co., Inc.	1,400	101,948

Semiconductors & Related Devices - 6.65%
Applied Materials, Inc.	5,700	89,718
Broadcom Corp. (a)	2,500	59,975
Cypress Semiconductor Corp. (a)	5,000	75,950
National Semiconductor Corp.	5,100	118,626
Texas Instruments, Inc.	2,300	68,494
		412,763

Services - Advertising Agencies - 1.71%
Omnicom Group, Inc.	1,200	106,212

Services - Commercial Physical & Biological Research - 1.86%
Pharmaceutical Product Development, Inc.	3,000	115,440

Services - Computer Integrated Systems Design - 2.35%
Scientific Games Corp. (a)	2,400	81,528
Sonus Networks, Inc. (a)	14,400	64,512
		146,040

Services - Computer Programming Services - 2.64%
Cognizant Technology Solutions Corp. (a)	2,500	163,725

See accompanying notes which are an integral part of the financial statements.

GLOBALT Growth Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 97.90% - continued	Shares	Value

Services - Computer Programming, Data Processing, Etc. - 2.49%
Google, Inc. (a)	400	$ 154,640

Services - Engineering, Accounting, Research, Management - 1.10%
Paychex, Inc.	2,000	68,360

Services - Prepackaged Software - 3.17%
CA, Inc.	72	1,509
Intuit, Inc. (a)	3,800	117,306
Openwave Systems, Inc. (a)	11,800	77,762
		196,577

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.90%
Procter & Gamble Co.	3,200	179,840

Surgical & Medical Instruments & Apparatus - 4.95%
3M Co.	1,200	84,480
Advanced Medical Optics, Inc. (a)	3,000	147,750
Conor Medsystems, Inc. (a)	2,700	74,790
		307,020

Trucking & Courier Services (No Air) - 1.11%
United Parcel Service, Inc. - Class B	1,000	68,910

Wholesale - Durable Goods - 2.90%
WW Grainger, Inc.	2,900	180,061

TOTAL COMMON STOCKS (Cost $5,959,300)		6,074,635

Money Market Securities - 0.51%
Huntington Money Market Fund - Investment Shares, 4.19% (b)	31,638	31,638

TOTAL MONEY MARKET SECURITIES (Cost $31,638)		31,638

TOTAL INVESTMENTS (Cost $5,990,938) - 98.41%		$ 6,106,273

Other assets less liabilities - 1.59%		98,712

TOTAL NET ASSETS - 100.00%		$ 6,204,985

See accompanying notes which are an integral part of the financial statements.

GLOBALT Growth Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

(a) Non-income producing.
(b) Variable Rate Security; the money market rate shown represents the rate at July 31, 2006.

Tax Related
Unrealized appreciation	$ 429,917
Unrealized depreciation	(314,582)
Net unrealized appreciation	$ 115,335

Aggregate cost of securities for income tax purposes	$ 5,990,938

See accompanying notes which are an integral part of the financial statements.

GLOBALT Growth Fund
Related Notes to the Schedule of Investments
July 31, 2006
(Unaudited)

Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Marathon Value Portfolio
Schedule of Investments
July 31, 2006
(Unaudited)

Common Stocks - 78.90%	Shares	Value

Aerospace Defense - 0.40%
Northrop Grumman Corp.	1,400	$ 92,666

Air Transportation, Scheduled - 0.20%
ExpressJet Holdings, Inc. (a)	7,000	47,880

Automobiles, Parts & Equipment - 1.03%
Toyota Motor Corp. (b)	2,300	242,006

Banking - 3.57%
Fifth Third Bancorp	2,000	76,280
Mitsubishi UFJ Financial Group, Inc. (a)(b)	22,500	313,875
Popular, Inc.	13,230	238,007
U.S. Bancorp	6,530	208,960
		837,122

Broadcasting & Cable - 2.88%
Liberty Media Capital - Class A (a)	1,558	127,148
Liberty Media Interactive - Class A (a)	7,794	128,367
Liberty Global, Inc. - Class A (a)	14,265	311,690
Saga Communications, Inc. - Class A (a)	14,300	108,680
		675,885
Computer Communications Equipment - 1.26%
Cisco Systems, Inc. (a)	16,500	294,525

Construction Materials - 0.86%
Vulcan Materials Co.	3,000	200,910

Diversified Financial Services - 1.26%
Moody's Corp.	5,400	296,352

Electric Utilities - 0.74%
Korea Electric Power Corp. (b)	9,000	172,260

Electric Components & Equipment - 2.25%
SECOM Co., Ltd. (b)	2,800	273,553
Zebra Technologies Corp. - Class A (a)	8,075	253,151
		526,704
Energy - 1.25%
Sasol Ltd. (b)	8,000	293,200

Food Distributors - 0.28%
Farmer Brothers Co.	3,100	65,038

General Merchandise Stores - 1.42%
Costco Wholesale Corp.	6,300	332,388
See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 78.90% - continued	Shares	Value

Healthcare Distribution & Services - 5.60%
Cardinal Health, Inc.	6,500	$ 435,500
IMS Health, Inc.	10,627	291,605
Pharmaceutical Product Development, Inc.	15,200	584,896
		1,312,001

Healthcare Equipment - 3.92%
Becton, Dickinson & Co.	5,500	362,560
Dionex Corp. (a)	4,200	232,470
Medtronic, Inc.	3,500	176,820
St. Jude Medical, Inc. (a)	4,000	147,600
		919,450

Hotels & Motels - 0.68%
Four Seasons Hotels, Inc.	2,900	159,529

Household Furniture - 0.35%
Natuzzi S.P.A. (b)	11,900	82,110

Household Products - 2.45%
Kimberly-Clark Corp.	6,800	415,140
Procter & Gamble Co.	2,827	158,878
		574,018

Industrial Conglomerates - 5.78%
3M Co.	4,100	288,640
Eaton Corp.	2,800	179,480
General Electric Co.	11,000	359,590
Leggett & Platt, Inc.	7,700	175,714
Tyco International, Ltd.	13,500	352,215
		1,355,639

Industrial Machinery - 2.02%
Illinois Tool Works, Inc.	7,200	329,256
Lincoln Electric Holdings, Inc.	2,500	143,450
		472,706

Insurance - 2.61%
Aegon N.V. (b)	20,000	338,400
Aon Corp.	8,000	273,840

		612,240

Integrated Oil & Gas - 1.58%
ConocoPhillips Co.	5,400	370,656

Marine & Rail Transport - 0.40%
Florida East Coast Industries, Inc.	2,000	93,680

Oil & Gas Equipment & Services - 1.94%
BJ Services Co.	6,600	239,382
Noble Corporation	3,000	215,250
		454,632
See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 78.90% - continued	Shares	Value

Packaged Foods - 2.44%
Campbell Soup Co.	12,000	$ 440,160
Tootsie Roll Industries, Inc.	4,841	131,433
		571,593

Paper/Forest Products - 1.30%
Plum Creek Timber Co., Inc.	8,970	305,518

Perfumes, Cosmetics & Other Toilet Preparations - 1.24%
Elizabeth Arden, Inc. (a)	17,200	290,336

Pharmaceutical - 2.44%
Abbott Laboratories, Inc.	7,000	334,390
Arena Pharmaceuticals, Inc. (a)	8,500	87,975
Bristol-Myers Squibb Co.	6,200	148,614
		570,979

Property & Casualty Insurance - 4.19%
Alleghany Corp. (a)	1,040	287,529
Berkshire Hathaway, Inc. - Class B (a)	130	396,110
Millea Holdings, Inc. (b)	3,100	298,871
		982,510

Publishing, Printing & Media - 1.39%
Gannett Co., Inc.	1,800	93,816

Wiley (John) & Sons, Inc. - Class A	7,000	231,560
		325,376

Real Estate - 3.92%
Alexander's, Inc. (a)(c)	500	136,840
Avatar Holdings, Inc. (a)	5,400	303,318
Crescent Real Estate Equities Co. (c)	9,900	193,248
EastGroup Properties, Inc. (c)	2,800	131,684
Reading International, Inc. - Class A (a)	19,100	152,418
		917,508

Restaurants - 1.27%
McDonald's Corp.	8,400	297,276

Semiconductors & Related Devices - 1.17%
Linear Technology Corp.	8,500	274,975

Services - Consumer Credit Reporting, Collection Agencies - 0.65%
Equifax, Inc.	4,700	151,716
See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stocks - 78.90% - continued	Shares	Value

Services - Data Processing - 2.75%
Automatic Data Processing, Inc.	6,700	$ 293,192
First Data Corp.	4,500	183,825
Total System Services, Inc.	8,000	168,160
		645,177

Services - Staffing - 1.08%
CDI Corp.	6,300	123,165
Robert Half International, Inc.	4,000	129,440
		252,605

Soft Drinks - 0.87%
The Coca-Cola Co.	4,600	204,700

Specialty Chemicals - 2.89%
PPG Industries, Inc.	4,100	252,314
Sensient Technologies Corp.	5,000	99,700
Valspar Corp.	13,200	325,116
		677,130

Specialty Stores - 2.29%
Office Depot, Inc. (a)	9,200	331,660
Tiffany & Co.	6,500	205,335
		536,995

Systems Software & Computer Hardware - 3.11%
International Business Machines Corp.	6,200	479,942
Microsoft Corp.	10,400	249,912
		729,854

Wholesale - Electronic Parts & Equipment - 1.17%
Avnet, Inc. (a)	15,000	273,000

TOTAL COMMON STOCKS (Cost $13,953,631)		18,490,845

Trust Certificate - 0.00%

MPC Statutory Trust (a)(d)	1	18

TOTAL TRUST CERTIFICATE (Cost $0)		18

	Principal
Corporate Bonds - 9.87%	Amount

Allegiance Telecom, Inc. Senior Notes, 12.875%, 5/15/2008 (a)(e)	$ 125,000	56,875
Continental Airlines, Inc., 7.420%, 4/01/2007 (f)	486	472
CWABS, Inc., 6.050%, 4/25/2032 (f)(g)	183,976	184,159
CWABS, Inc., 5.640%, 05/25/2034 (f)(g)	467,121	467,765
CWABS, Inc., 5.610%, 04/25/2034 (f)(g)	90,048	90,103
CWABS, Inc., 5.610%, 12/25/2018 (f)(g)	30,863	30,883
Dickinson Press, Inc., 5.480%, 08/01/2018 (g)	555,000	555,000
Dollar General Corp. Notes, 8.625%, 6/15/2010	150,000	159,375
IMPAC CMB Trust, 6.280%, 10/25/2033 (f)(g)	316,666	317,035
Mississippi Chemical Corp. SR NT, 7.25%, 11/15/2017 (a)(e)	125,000	312
Residential Asset Mortgage Products, Inc., 5.490%, 4/25/2035 (f)(g)	155,677	155,794
Residential Asset Securities Corporation, 5.760%, 01/25/2033 (f)(g)	294,302	294,667

TOTAL CORPORATE BONDS (Cost $2,362,447)		2,312,440

See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2006
(Unaudited)
		Principal
		Amount	Value

U.S. Treasury & Agency Obligations - 7.51%

Federal Home Loan Bank Corp., 5.250%, 08/15/2006		$ 500,000	$ 499,928
Federal Home Loan Mortgage Corp., 4.000%, 12/7/2009 (g)		250,000	248,334
Federal Home Loan Mortgage Corp., 3.625%, 9/15/2006		500,000	498,832
Federal Home Loan Mortgage Corp., 4.625%, 8/11/2015 (g)		300,000	295,522
Federal Home Loan Mortgage Corp., 3.500%, 01/15/2023 (f)(g)		221,646	218,085

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $1,769,957)			1,760,701

Repurchase Agreements - 3.62%

Huntington Bank, 4.70%, dated 07/31/2006, matures 08/01/2006, repurchase price $847,120		847,000	847,000
(Collateralized by FNMA, 5.02%, 09/01/2034, Market Value $877,567)

TOTAL REPURCHASE AGREEMENTS (Cost $847,000)			847,000

Money Market Securities - 0.00%
Huntington Money Market Fund, 3.50% (i)		307	307

TOTAL MONEY MARKET SECURITIES (Cost $307)			307

TOTAL INVESTMENTS (Cost $18,933,342) - 99.90%			$ 23,411,311

Other assets less liabilities - 0.10%			23,323

TOTAL NET ASSETS - 100.00%			$ 23,434,634

(a) Non-income producing.	.
(b) American Depositary Receipt.
(c) Real Estate Investment Trust.
(d) Formed as part of the bankruptcy reorganization of Mississippi Chemical Corp.
(e) In default, issuer filed Chapter 11 bankruptcy.
(f) Collateralized mortgage obligation.
(g) Variable rate securities; the coupon rate shown represents the rate at July 31, 2006.
(h) Restricted security under Rule 144A of the Securities Act of 1933.
(i) Variable rate security; the rate shown represents the money market rate at July 31, 2006.

Tax Related
Unrealized appreciation	$ 4,948,695
Unrealized depreciation	(470,726)
Net unrealized appreciation	$ 4,477,969

Aggregate cost of securities for income tax purposes	$ 18,933,342
See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
January 31, 2006 (Unaudited)

Related Notes to the Schedule of Investments (Unaudited)

Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

QCM Absolute Return Fund
Schedule of Investments
July 31, 2006
(Unaudited)

Common Stock - 102.05%	Shares	Value

Cellular Communications - 4.49%
Price Communications Corp. (a)(b)	12,480	$ 216,653

Computer Peripheral Equipment - 3.43%
RSA Security, Inc. (a)(b)	6,000	165,480

Computer Storage Devices - 0.58%
M Systems, Ltd. (a)	785	28,260

Computer Terminals - 3.74%
ATI Technologies, Inc. (a)	8,972	180,606

Crude Petroleum & Natural Gas - 5.43%
Kerr-McGee Corp. (b)	3,200	224,640
Stone Energy Corp. (a)(b)	800	37,400
		262,040

Drawing & Insulating of Nonferrous Wire - 0.17%
Andrew Corp. (a)(b)	1,000	8,450

Electric Services - 2.75%
Mirant Corp. (a)(b)	5,000	132,850

Electric & Other Services Combined - 4.05%
Duke Energy Corp. (b)	1,300	39,416
Northwestern Corp.	4,500	156,150
		195,566

Electronic Connectors - 0.16%
Tyco International Ltd. (b)	300	7,827

Finance Services - 0.85%
First Data Corp. (b)	1,000	40,850

Life Insurance - 1.13%
Ceres Group, Inc. (a)	8,944	54,559

Measuring & Controlling Devices - 0.77%
Thermo Electron Corp. (a)(b)	1,000	37,010

Multimedia - 1.23%
Time Warner, Inc. (b)	3,600	59,400

National Commercial Banks - 2.95%
Premier Community Bankshares, Inc.	145	2,774
State National Bancshares, Inc.	2,700	100,548
Texas United Banshares, Inc.	1,200	38,964
		142,286
See accompanying notes which are an integral part of the financial statements.

QCM Absolute Return Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stock - 102.05% - continued	Shares	Value

Natural Gas Distribution - 11.21%
KeySpan Corp. (b)	5,800	$ 233,566
Kinder Morgan, Inc. (b)	1,100	112,200
Peoples Energy Corp.	606	25,579
Western Gas Resources, Inc. (b)	2,800	169,792
		541,137

Newspapers: Publishing or Publishing & Printing - 1.03%
McClatchy Co. - Class A (b)	400	16,956
Tribune Co. (b)	1,100	32,681
		49,637

Oil & Gas Field Exploration Services - 2.65%
Houston Exploration Co. (a)(b)	2,000	127,720

Operators of Nonresidential Buildings - 1.61%
Trizec Properties, Inc. (b)	2,700	77,652

Pharmaceutical Preparations - 1.44%
Mylan Laboratories, Inc. (b)	1,400	30,744
Pfizer, Inc. (b)	1,500	38,985
		69,729

Pipe Lines - 1.65%
TransMontaigne, Inc. (a)	7,100	79,875

Radio Broadcasting Stations - 1.41%
Emmis Communications Corp. (a)(b)	4,600	68,172

Real Estate Investment Trusts - 4.99%
AmeriVest Properties (a)	23,200	113,680
Boykin Lodging Co. (a)	4,000	42,960
Highwoods Properties, Inc. (b)	1,000	37,240
Wellsford Real Properties, Inc. (a)	6,600	46,860

		240,740

Retail - Hobby, Toy & Game Shops - 4.57%
Michaels Stores, Inc. (b)	5,200	220,584

Retail - Retail Stores - 2.05%
Alberto-Culver Co.	300	14,622
Petco Animal Supplies, Inc. (a)	3,000	84,210
		98,832

Savings Institutions, Federally Chartered - 4.11%
Golden West Financial Corp.	2,695	198,514

Savings Institutions, Not Federally Chartered - 9.03%
Commercial Capital Bancorp, Inc.	8,900	141,332
Newmil Bancorp, Inc.	7,370	294,800
		436,132

Services - Computer Integrated Systems Design - 0.35%
Identix, Inc. (a)	2,114	16,743
See accompanying notes which are an integral part of the financial statements.

QCM Absolute Return Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)

Common Stock - 102.05% - continued	Shares	Value

Services - General Medical & Surgical Hospitals - 5.09%
HCA, Inc. (b)	5,000	$ 245,800

Services - Direct Mail Advertising Services - 0.75%
ADVO, Inc.	1,000	36,210

Services - Miscellaneous Amusement & Recreation - 4.79%
Aztar Corp. (a)(b)	3,700	191,438
Kerzner International Ltd. (a)(b)	500	40,000
		231,438

Services - Personal Services - 0.61%
Alderwoods Group, Inc. (a)	1,500	29,445

Services - Prepackaged Software - 1.81%

Mercury Interactive Corp. (a)	1,500	75,300
Microsoft Corp. (b)	500	12,015
		87,315

State Commercial Banks - 3.88%
North Fork Bancorporation, Inc.	4,025	114,028
Mercantile Bankshares Corp. (b)	1,311	46,619
Texas Regional Bancshares, Inc. - Class A	700	26,537
		187,184

Telephone Communications - 5.38%
Citizens Communications Co. (b)	7,200	92,376
NTL Holdings, Inc. (b)	1,700	38,845
Mpower Holding Corp. (a)	11,500	21,735
Verizon Communications, Inc. (b)	2,300	77,786
Windstream Corp. (b)	2,300	28,819
		259,561

Television Broadcasting Stations - 1.45%
Univision Communications, Inc. - Class A (a)(b)	2,100	70,140

Wholesale - Professional & Commercial Equipment & Supplies - 0.46%
Fisher Scientific International, Inc. (a)(b)	300	22,233

TOTAL COMMON STOCK (Cost $4,917,629)		4,926,630

Preferred Stock - 2.84%
Carramerica Realty Corp.	5,400	136,863

TOTAL PREFERRED STOCK (Cost $135,878)		136,863

Rights - 0.00%
Pelican Financial, Inc. (a)(c)	8,500	-

TOTAL RIGHTS (Cost $0)		-
See accompanying notes which are an integral part of the financial statements.

QCM Absolute Return Fund
Schedule of Investments - continued
July 31, 2006
(Unaudited)
	Shares	Value
Mutual Fund - 8.01%

ACM Managed Dollar Income Fund	20,269	$ 145,532
Salomon Brothers Inflation Management Fund	14,800	241,011

TOTAL MUTUAL FUND (Cost $382,491)		386,543

Money Market Security - 0.18%
Fidelity Money Market Portfolio, 5.13% (d)	8,911	8,911

TOTAL MONEY MARKET (Cost $8,911)		8,911

TOTAL INVESTMENTS (Cost $5,444,909) - 113.08%		$ 5,458,947

Liabilities in excess of other assets - (13.08)%		(631,524)

TOTAL NET ASSETS - 100.00%		$ 4,827,423

(a) Non-income producing.
(b) Portion of the security is pledged as collateral for call options written.
(c) Escrow rights issued in conjunction with company liquidation. There is no market for the rights.
(d) Variable rate securities; the money market rate shown represents the rate at July 31, 2006.

Tax Related (Excluding Premiums & Proceeds Received for Options & Short Sales)
Unrealized appreciation		$ 59,012
Unrealized depreciation		(44,974)
Net unrealized appreciation		$ 14,038

Aggregate cost of securities for income tax purposes		$ 5,444,909
See accompanying notes which are an integral part of the financial statements.

QCM Absolute Return Fund
Schedule of Written Call Options
July 31, 2006
(Unaudited)
	Shares Subject
Written Call Options / Expiration Date @ Exercise Price	to Call	Value

Advanced Digital Information Corp., 09/16/2006 @ $12.50	4,000	$ 400
Advanced Micro Devices, Inc., 08/19/2006 @ $17.50	800	1,760
Advanced Micro Devices, Inc., 09/16/2006 @ $17.00	1,200	3,120
Andrew Corp., 08/19/2006 @ $10.00	1,000	150
Aztar Corp., 11/18/2006 @ $55.00	1,800	180
Aztar Corp., 08/19/2006 @ $55.00	1,000	50
Capital One Financial Corp., 9/16/2006 @ $75.00	500	2,350
Citizens Communications Co., 8/19/2006 @ $12.50	8,300	3,735
Duke Energy Corp., 08/19/2006 @ $27.50	1,300	3,770
Emmis Communications Corp., 09/16/2006 @ $15.00	5,000	3,125
Emmis Communications Corp., 08/19/2006 @ $15.00	4,500	1,350
Emmis Communications Corp., 12/16/2006 @ $15.00	1,000	1,125
First Data Corp., 08/19/2006 @ $42.50	1,000	275
Fisher Scientific International, Inc., 08/19/2006 @ $ 70.00	300	1,410
HCA, Inc., 08/19/2006 @ $47.50	2,000	3,800
HCA, Inc., 09/16/2006 @ $50.00	1,500	863
Highwoods Properties, Inc., 08/19/2006 @ $35.00	1,000	2,350
Houston Exploration Co., 08/19/2006 @ $60.00	2,000	8,800
iShares Lehman 7-10 Year Treasury, 09/16/2006 @ $81.00	1,700	1,190
iShares Lehman 7-10 Year Treasury, 08/19/2006 @ $81.00	2,300	977
Kerr-McGee Corp., 08/19/2006 @ $70.00	1,000	450
Kerzner International Ltd., 08/19/2006 @ $80.00	1,100	413
KeySpan Corp., 08/19/2006 @ $40.00	4,000	2,900
KeySpan Corp., 09/16/2006 @ $40.00	1,800	1,755
Kinder Morgan, Inc., 08/19/2006 @ $100	1,100	2,805
McClatchy Co., 08/19/2006 @ $40.00	400	1,050
McClatchy Co., 08/19/2006 @ $45.00	400	40
Mercantile Bankshares Corp., 10/21/2006 @ $40.00	6,100	610
Mercantile Bankshares Corp., 08/19/2006 @ $35.00	800	640
Michaels Stores, Inc., 09/16/2006 @ $42.50	300	195
Michaels Stores, Inc., 08/19/2006 @ $42.50	4,900	1,470
Microsoft Corp., 08/19/2006 @ $22.50	500	825
Mirant Corp., 09/16/2006 @ $25.00	2,000	3,950
Mirant Corp., 08/19/2006 @ $25.00	3,000	4,950
Mylan Laboratories, Inc., 08/19/2006 @ $17.50	1,400	6,300
NTL Holdings, Inc., 08/19/2006 @ $20.00	500	1,550

NTL Holdings, Inc., 08/19/2006 @ $25.00	2,100	840
NTL Holdings, Inc., 08/19/2006 @ $22.50	1,400	1,785
Pfizer, Inc., 08/19/2006 @ $22.50	1,500	5,325
Price Communications Corp., 11/18/2006 @ $17.50	3,800	2,755
Price Communications Corp., 11/18/2006 @ $15.00	1,200	3,210
Price Communications Corp., 08/19/2006 @ $17.50	12,500	2,187
Price Communications Corp., 09/16/2006 @ $17.50	3,300	1,320
Price Communications Corp., 08/19/2006 @ $15.00	500	1,200
RSA Security, Inc., 08/19/2006 @ $27.50	2,300	633
RSA Security, Inc., 09/16/2006 @ $27.50	1,000	550
RSA Security, Inc., 08/19/2006 @ $25.00	600	1,590
SanDisk Corp., 09/16/2006 @ $45.00	600	2,460
Stone Energy Corp., 09/16/2006 @ $40.00	800	5,720
Thermo Electron Corp., 08/19/2006 @ $35.00	200	455
Thermo Electron Corp., 09/16/2006 @ $35.00	1,000	2,650
Time Warner, Inc., 08/19/2006 @ $16.00	1,300	910
Time Warner, Inc., 09/16/2006 @ $16.00	1,600	1,320
Time Warner, Inc., 08/19/2006 @ $17.00	1,500	263
Tribune Co., 08/19/2006 @ $30.00	1,100	523
Trizec Properties, Inc., 10/21/2006 @ $30.00	300	45
Tyco International Ltd., 08/19/2006 @ $25.00	300	435
Univision Communications, Inc., 09/16/2006 @ $35.00	200	45
Univision Communications, Inc., 08/19/2006 @ $35.00	1,900	285
Verizon Communications, Inc., 08/19/2006 @ $32.50	4,600	7,360
Verizon Communications, Inc., 09/16/2006 @ $32.50	1,600	3,040
Viisage Technology, Inc., 08/19/2006 @ $15.00	1,000	2,250
Wachovia Corp., 08/19/2006 @ $52.50	900	1,507
Wachovia Corp., 09/16/2006 @ $52.50	100	200
Wachovia Corp., 09/16/2006 @ $50.00	1,000	4,000
Webster Financial Corp., 10/21/2006 @ $50.00	3,500	962
Western Gas Resources, Inc., 08/19/2006 @ $60.00	1,800	1,485
Windstream Corp., 11/18/2006 @ $12.50	1,100	495
Windstream Corp., 08/19/2006 @ $12.50	9,400	1,645
WPS Resources Corp., 11/18/2006 @ $12.50	500	3,450

Total (Premiums Received $126,799)	138,000	$ 133,583
See accompanying notes which are an integral part of the finanacial statements.

QCM Absolute Return Fund
Schedule of Written Put Options
July 31, 2006
(Unaudited)

Written Put Options / Expiration Date @ Exercise Price	Shares	Value

Kerzner International Ltd., 08/19/2006 @ $80.00	800	$ 140

Total (Premiums Received $205)	800	$ 140
See accompanying notes which are an integral part of the financial statements.

QCM Absolute Return Fund
Schedule of Securities Sold Short
July 31, 2006
(Unaudited)

Securities Sold Short	Shares	Value

Capital One Financial Corp.	400	$ 30,940
Mercantile Bankshares Corp.	900	32,004
Prosperity Bancshares, Inc.	1,200	42,204
Verizon Communications, Inc.	1,000	33,820
Wachovia Corp.	800	42,904

Total (Proceeds $177,705)	4,300	$ 181,872
See accompanying notes which are an integral part of the financial statements.

QCM Absolute Return Fund
Related Notes to the Schedule of Investments
July 31, 2006
(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the
Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales - The Fund engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are speculative and more risky than long positions (purchases)
in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. The Advisor does not intend to use leverage with respect to its short positions; as a result, the Fund’s portfolio under normal circumstances will always include sufficient collateral to cover its obligations to close its short positions.

The Sound Mind Investing Fund
Schedule of Investments
July 31, 2006
(Unaudited)

	Shares	Value
Mutual Funds - 99.15%
The Al Frank Fund	60	$ 1,835
Alger Small Cap Growth Institutional Fund - Class I (a)	87,024	1,907,575
Allegiant Mid Cap Value Fund - Class I	228,105	3,120,479
Allianz NFJ Small Cap Value Fund - Class I	115,456	3,696,896
Allianz NFJ Dividend Value Fund - Class I	298,578	4,768,283
American Century Heritage Fund - Class I	368,510	5,601,350
Artisan International Value Fund - Class I	212,720	5,447,753
Berwyn Fund	100	2,847
BlackRock International Opportunity - Class I	137,825	5,594,315
Bridgeway Small Cap Value Fund - Class N (a)	10,109	151,630
Bridgeway Small Cap Growth Fund - Class N (a)	250	3,390
CGM Focus Fund	141,287	5,593,570
Columbia Small Cap Growth - Class I	116,366	3,446,771
Dreyfus Premier International Small Cap Fund - Class R	100	2,605
Driehaus International Discovery Fund	6,908	297,666
DWS Dreman Small Cap Value Fund - Class I	126,770	4,582,719
Fairholme Fund	27,164	750,000
Fidelity Advisor Dynamic Capital Appreciation - Class I (a)	174,700	2,980,389
Fidelity Mid Cap Stock Fund	176,629	4,800,785
Franklin Small Cap Value Fund - Advisor Class	38,379	1,692,149
Gartmore Small Cap Fund - Class I	284,918	5,413,433
Harbor International Fund - Class I	35,689	2,000,000
Hartford Equity Income Fund - Class Y	350,089	4,687,697
Heartland Value Fund	74,383	3,660,367
Homestead Value Fund	52,664	1,870,637
Janus Overseas Fund	155,317	5,698,565
Janus Orion Fund	633,361	5,522,910
John Hancock Large Cap Equity Fund - Class I (a)	111,486	2,263,167
Keeley Small Cap Value Fund	223,561	5,307,348
Needham Growth Fund (a)	142,664	5,553,908
Kinetics Small Cap Opportunities Fund	158,697	3,646,852
Longleaf Partners Small Cap Fund	129,742	3,626,296
MainStay Small Cap Opportunity Fund - Class I	48	904
MTB Large Cap Value Fund - Class I	346,953	4,295,275
Nicholas Applegate International Growth Opportunities Fund - Class I	64,404	3,059,814
Oakmark International Small Cap Fund - Class I	221,155	4,940,606
Oberweis Micro-Cap Portfolio	175	2,702
Pioneer Equity Income Fund - Class Y	164,995	5,228,696
Professionally Managed Hodges Fund	193,333	4,659,319
Royce Premier Fund - Class I	82,880	1,418,075
Royce Value Plus Fund - Class I	424,542	5,404,419
T Rowe Price Small-Cap Value Fund	100	3,882

TOTAL MUTUAL FUNDS (Cost $132,749,742)		132,707,879

Money Market - 0.81%
Fidelity Institutional Prime Money Market, 5.07% (b)	1,091,173	1,091,173

TOTAL MONEY MARKET SECURITIES (Cost $1,091,173)		1,091,173

TOTAL INVESTMENTS (Cost $133,840,915) - 99.96%		$ 133,799,052

Cash & other assets less liabilities - 0.04%		50,659

TOTAL NET ASSETS - 100.00%		$ 133,849,711

(a) Non-income producing.
(b) Variable rate securities; the money market rate shown represents the rate at July 31, 2006.

Tax Related
Gross unrealized appreciation		$ 1,872,156
Gross unrealized depreciation		(1,914,019)
Net unrealized depreciation		$ (41,863)

Aggregate cost of securities for income tax purposes		$ 133,840,915
See accompanying notes which are an integral part of the financial statements

Sound Mind Investing Fund
Related Footnotes to the Schedule of Investments
July 31, 2006 (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cot method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Dividends and Distributions - The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless shareholders request cash distributions on their application or through a written request.

Item 2. Controls and Procedures.

(a)    Based on an evaluation of the registrant’s disclosure controls and procedures as of September 20, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.